Deferred revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred revenue
18.	Deferred revenue

	As of December 31,
	2018	2017
	(Thousands of yen)
Niku (Beef) Mileage Program reward	1,107,403	651,054
Area franchise fees	37,898	45,354
Others	139,971	82,458

Total	1,285,272	778,866

Total current	1,162,380	707,186
Total non-current	122,892	71,680

Total	1,285,272	778,866